Disposals of subsidiaries - Aesthetic Medical Hospital Co Ltd (Details) - CNY (¥)			1 Months Ended		12 Months Ended
	Dec. 25, 2020	Jan. 11, 2018	Dec. 31, 2020	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net assets disposed of:
Property, plant and equipment.			¥ 531,941,000		¥ 531,941,000	¥ 519,323,000	¥ 235,028,000
Deferred income tax assets			32,646,000		32,646,000	19,900,000	12,254,000
Inventories			33,336,000		33,336,000	26,120,000
Other receivables, deposits and prepayments			98,715,000		98,715,000	71,278,000
Cash and cash equivalents			44,384,000		44,384,000	154,490,000	101,886,000
Deferred income tax liabilities			(14,651,000)		(14,651,000)	(12,829,000)	(1,971,000)
Trade payables			(33,654,000)		(33,654,000)	(17,017,000)
Accruals, other payables and provisions			(68,783,000)		(68,783,000)	(58,439,000)
Non-controlling interests			(34,840,000)		(34,840,000)	(43,117,000)
Gain on disposal of subsidiary					802,000
Guangdong Hanfei
Net assets disposed of:
Gain on disposal of subsidiary					¥ 13,564,000
Cash consideration			¥ 61,000,000
Disposals of subsidiaries | Beijing Aomei
Net assets disposed of:
Property, plant and equipment.		¥ 2,273,000
Intangible assets		19,000
Goodwill		572,000
Deferred income tax assets		1,273,000
Inventories		691,000
Trade and other receivables		79,000
Other receivables, deposits and prepayments		778,000
Current income tax recoverable		18,000
Cash and cash equivalents		(2,273,000)
Trade payables		(257,000)
Accruals, other payables and provisions		(2,733,000)
Non-controlling interests		85,000
Net assets of subsidiary		5,071,000
Gain on disposal of subsidiary		(191,000)
Cash consideration		¥ 4,880,000
Consideration receivable balance						1,680,000	¥ 1,680,000
Disposals of subsidiaries | Yantai Pengai
Net assets disposed of:
Property, plant and equipment.				¥ 3,910,000
Intangible assets				17,000
Goodwill				175,000
Inventories				66,000
Trade and other receivables				97,000
Cash and cash equivalents				1,000
Non-controlling interests				(618,000)
Net assets of subsidiary				1,552,000
Cash consideration				¥ 823,000
Consideration receivable balance						¥ 728,000
Disposals of subsidiaries | Guangdong Hanfei
Net assets disposed of:
Property, plant and equipment.	¥ 165,711,000
Intangible assets	58,541,000
Goodwill	102,971,000
Deferred income tax assets	575,000
Inventories	9,472,000
Trade and other receivables	57,249,000
Cash and cash equivalents	828,000
Non-controlling interests	(27,961,000)
Net assets of subsidiary	121,212,000
Gain on disposal of subsidiary	(55,387,000)
Cash consideration	¥ 61,000,000